Financial risk management - Summary of estimations of the present value of the future cash flows that are expected to be paid (Detail) - Liquidity risk [member] - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	S/ 28,389,783	S/ 27,199,827
Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	25,709,821	25,520,426
Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(171,792)	(134,097)
Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	2,851,754	1,813,498
Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	898,087	906,975
Less than 1 year [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	732,197	828,869
Less than 1 year [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(13,692)	(20,594)
Less than 1 year [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	179,582	98,700
From 1 to 2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	816,070	799,155
From 1 to 2 years [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	621,125	662,883
From 1 to 2 years [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(4,573)	(1,034)
From 1 to 2 years [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	199,518	137,306
From 2 to 3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	1,059,054	854,314
From 2 to 3 years [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	638,880	701,260
From 2 to 3 years [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(2,433)	(1,075)
From 2 to 3 years [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	422,607	154,129
From 3 to 4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	990,918	906,566
From 3 to 4 years [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	696,011	742,760
From 3 to 4 years [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(2,203)	(1,117)
From 3 to 4 years [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	297,110	164,923
From 4 to 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	1,384,742	1,051,716
From 4 to 5 years [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	749,969	787,041
From 4 to 5 years [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(2,020)	(1,157)
From 4 to 5 years [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	636,793	265,832
More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	23,240,912	22,681,101
More than 5 years [member] | Life insurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	22,271,639	21,797,613
More than 5 years [member] | Life reinsurance contractual liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	(146,871)	(109,120)
More than 5 years [member] | Other liabilities [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Estimations of the present value of the future cash flows that are expected to be paid	S/ 1,116,144	S/ 992,608